Payment Schedule (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
2016	BRL 911,930
2017	3,147
2018	3,147
2019	313
Total	BRL 918,537	BRL 1,361,940